DEPOSITS FOR PURCHASE OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2014
Deposits for Purchase of Non-Current Assets

Deposits for purchase of non-current assets consisted of the following:

	As of September 30,
	2013	2014
	US$	US$

Deposit for purchase of property, plant and equipment and other intangible assets	374	94

	374	94